Other Income and Expense	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017
Other Income and Expenses [Abstract]
Other Income and Expense

NOTE 10 – OTHER INCOME AND EXPENSE

During the three months ended November 30, 2016, the Company settled a bank overdraft of $942 for $370. This settlement resulted in income of $572.

On January 27, 2017, the Company entered into a Settlement Agreement with a former landlord satisfying a $35,868 accrued liability for $4,100. This settlement, along with an arrangement with another vendor, resulted in other income of $47,003.

NOTE 10 – OTHER INCOME AND EXPENSE

During the three months ended November 30, 2016, the Company settled a bank overdraft of $942 for $370. This settlement resulted in income of $572.

On January 27, 2017, the Company entered into a Settlement Agreement with a former landlord satisfying a $35,868 accrued liability for $4,100. This settlement, along with an arrangement with another vendor, resulted in other income of $47,003.